Document and Entity Information	Dec. 21, 2021
Cover [Abstract]
Entity Registrant Name	MAGNACHIP SEMICONDUCTOR Corp
Amendment Flag	true
Entity Central Index Key	0001325702
Document Type	8-K/A
Document Period End Date	Dec. 21, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34791
Entity Tax Identification Number	83-0406195
Entity Address, Address Line One	c/o MagnaChip Semiconductor S.A.
Entity Address, City or Town	Allée Scheffer
Entity Address, Postal Zip Code	L-2520
Entity Address, Country	LU
City Area Code	(352)
Local Phone Number	45-62-62
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A is being filed by Magnachip Semiconductor Corporation (the “Company”) to (i) correct a typographical error in the expected final settlement date of the ASR Agreement (as defined below) as stated in the original Form 8-K filed on December 21, 2022, and (ii) attach a copy of a revised press release issued by the Company to correct the same typographical error in the expected final settlement date of the ASR Agreement as stated in the press release attached as Exhibit 99.1 to the original Form 8-K. All other information in the original Form 8-K remains the same.